Consolidated Statements Of Changes In Stockholder's Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	IPAYMENT, INC. [Member] Common Stock [Member]	IPAYMENT, INC. [Member] Accumulated Other Comprehensive Income (Loss) [Member]	IPAYMENT, INC. [Member] Retained Earnings (Deficit) [Member]	IPAYMENT, INC. [Member] Non-Controlling Interest [Member]	IPAYMENT, INC. [Member]	IPAYMENT HOLDINGS, INC. [Member] Common Stock [Member]	IPAYMENT HOLDINGS, INC. [Member] Accumulated Other Comprehensive Income (Loss) [Member]	IPAYMENT HOLDINGS, INC. [Member] Retained Earnings (Deficit) [Member]	IPAYMENT HOLDINGS, INC. [Member] Non-Controlling Interest [Member]	IPAYMENT HOLDINGS, INC. [Member]
Beginning balance at Dec. 31, 2007	$ 20,055	$ (7,354)	$ 4,515		$ 17,216	$ 20,055	$ (7,354)	$ 4,515		$ 17,216
Begining balance, shares at Dec. 31, 2007	100					20
Comprehensive Income:
Unrealized gain (loss) on fair value of derivatives, net of tax expense (benefit)		(4,914)			(4,914)		(4,914)			(4,914)
Net income			14,303	987	15,290			14,303	987	15,290
Comprehensive Income					10,376					10,376
Ending balance at Dec. 31, 2008	20,055	(12,268)	18,818	987	27,592	20,055	(12,268)	18,818	987	27,592
Ending balance, shares at Dec. 31, 2008	100					20
Comprehensive Income:
Unrealized gain (loss) on fair value of derivatives, net of tax expense (benefit)		4,793			4,793		4,793			4,793
Net income			11,740	3,588	15,328			11,740	3,588	15,328
Comprehensive Income					20,121					20,121
Distributions to noncontrolling interest in equity of subsidiary				(2,640)	(2,640)				(2,640)	(2,640)
Sale of interest in equity of subsidiary				(1,935)	(1,935)				(1,935)	(1,935)
Ending balance at Dec. 31, 2009	20,055	(7,475)	30,558		43,138	20,055	(7,475)	30,558		43,138
Ending balance, shares at Dec. 31, 2009	100				100	20				20
Comprehensive Income:
Unrealized gain (loss) on fair value of derivatives, net of tax expense (benefit)		7,475			7,475		7,475			7,475
Net income			22,828		22,828			22,828		22,828
Comprehensive Income					30,303					30,303
Dividend paid to iPayment Investors, L.P.			(1,000)		(1,000)			(1,000)		(1,000)
Ending balance at Dec. 31, 2010	$ 20,055		$ 52,386		$ 72,441	$ 20,055		$ 52,386		$ 72,441
Ending balance, shares at Dec. 31, 2010	100				100	20				20